Sustainable Municipal Income ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	86 Months Ended	87 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.60%	2.63%	2.34%
BLOOMBERG US 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%	2.62%		2.27%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	0.88%			2.02%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.74%			1.89%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.04%	1.23%			2.11%